NATURE OF BUSINESS AND GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Net loss	$ 5,476,661	$ 16,811,050	$ 19,505,901	$ 19,129,427	$ 24,982,562	$ 34,274,476	$ 42,992,724	$ 52,093,659
Accumulated deficit	154,545,187				154,545,187		$ 129,562,625	$ 86,569,901
Minimum [Member]
Assets under management	$ 100,000,000				$ 100,000,000